Lease - Summary of Amounts Relating to Leases in Consolidated Statements of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease [Line Items]
Right-of-use assets	₩ 6,621	₩ 5,958	₩ 8,740
Lease liabilities
Current	4,225	2,906
Non-current	2,337	3,057
Total	6,562	5,963
Offices
Lease [Line Items]
Right-of-use assets	4,720	5,067	6,698
Vehicle
Lease [Line Items]
Right-of-use assets	368	65	292
Others
Lease [Line Items]
Right-of-use assets	₩ 1,533	₩ 826	₩ 1,750